Principal Subsidiaries - Information on Subsidiaries (Detail)					1 Months Ended					12 Months Ended
	Oct. 31, 2018	Jul. 31, 2018	May 31, 2018	Apr. 30, 2018	Nov. 30, 2018	Aug. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
LINE Fukuoka Corp. [Member]
Disclosure of subsidiaries [line items]
Name										LINE Fukuoka Corp.
Primary business activities										Management support
Country of incorporation										Japan
Percentage of ownership										100.00%	100.00%
LINE Pay Corporation [member]
Disclosure of subsidiaries [line items]
Name										LINE Pay Corporation
Primary business activities										Software Development and mobile payment service
Country of incorporation										Japan
Percentage of ownership										100.00%	100.00%
LINE GAME Global Gateway, L.P. [Member]
Disclosure of subsidiaries [line items]
Name										LINE GAME Global Gateway, L.P.
Primary business activities										Investment
Country of incorporation										Japan
Percentage of ownership										100.00%	100.00%
LINE Mobile Corporation [member]
Disclosure of subsidiaries [line items]
Name										LINE Mobile Corporation
Primary business activities										Mobile virtual network operator
Country of incorporation										Japan
Percentage of ownership										49.00%	100.00%
M T Burn Inc [member]
Disclosure of subsidiaries [line items]
Name										M.T.Burn Inc.
Primary business activities										Advertising platform service
Country of incorporation										Japan
Percentage of ownership										50.50%	50.50%
Gatebox Inc [member]
Disclosure of subsidiaries [line items]
Name										Gatebox Inc.
Primary business activities										IoT hologram technology development
Country of incorporation										Japan
Percentage of ownership										51.00%	51.00%
STAIRS Corporation [member]
Disclosure of subsidiaries [line items]
Name										STAIRS Corporation
Primary business activities										Game Development
Country of incorporation										Japan
Percentage of ownership										49.50%	100.00%
Five Inc [member]
Disclosure of subsidiaries [line items]
Name										FIVE Inc.
Primary business activities										Game Development
Country of incorporation										Japan
Percentage of ownership										100.00%	100.00%
LINE Financial Corporation [member]
Disclosure of subsidiaries [line items]
Name										LINE Financial Corporation
Primary business activities										Financial related service
Country of incorporation										Japan
Percentage of ownership										100.00%
LVC Corporation [member]
Disclosure of subsidiaries [line items]
Name										LVC Corporation
Primary business activities										Financial related service
Country of incorporation										Japan
Percentage of ownership										100.00%
LINE Part Time Job Ltd [member]
Disclosure of subsidiaries [line items]
Name										LINE Part-Time Job, Ltd.
Primary business activities										Job posting service
Country of incorporation										Japan
Percentage of ownership									60.00%	60.00%	49.00%
LINE Ventures Global Limited Liability Partnership [member]
Disclosure of subsidiaries [line items]
Name										LINE Ventures Global Limited Liability Partnership
Primary business activities										Investment
Country of incorporation										Japan
Percentage of ownership										100.00%
LINE Ventures Japan Limited Liability Partnership [member]
Disclosure of subsidiaries [line items]
Name										LINE Ventures Japan Limited Liability Partnership
Primary business activities										Investment
Country of incorporation										Japan
Percentage of ownership										100.00%
LINE Digital Frontier Corporation [member]
Disclosure of subsidiaries [line items]
Name										LINE Digital Frontier Corporation
Primary business activities										Software development
Country of incorporation										Japan
Percentage of ownership		100.00%				70.00%				70.00%
LINE Plus Corporation [member]
Disclosure of subsidiaries [line items]
Name										LINE Plus Corporation
Primary business activities										Global marketing
Country of incorporation										Korea
Percentage of ownership										100.00%	100.00%
LINE C&I Corporation [member]
Disclosure of subsidiaries [line items]
Name										LINE C&I Corporation
Primary business activities										Investment
Country of incorporation										Korea
Percentage of ownership										100.00%	100.00%
LINE Biz Plus Corporation [member]
Disclosure of subsidiaries [line items]
Name										LINE Biz Plus Corporation
Primary business activities										Mobile payment service
Country of incorporation										Korea
Percentage of ownership										100.00%	100.00%
LINE Friends Corporation [member]
Disclosure of subsidiaries [line items]
Name										LINE Friends Corporation
Primary business activities										Character goods business
Country of incorporation										Korea
Percentage of ownership										100.00%	100.00%
LINE Games Corporation [member]
Disclosure of subsidiaries [line items]
Name										LINE Games Corporation
Primary business activities										Game Development and Publishing
Country of incorporation										Korea
Percentage of ownership						73.50%				49.50%	51.00%
NemusTech Co Ltd [member]
Disclosure of subsidiaries [line items]
Name										NemusTech Co., Ltd.
Primary business activities										Software development
Country of incorporation										Korea
Percentage of ownership	88.50%				94.20%					94.20%	88.50%
Unblock Corporation [member]
Disclosure of subsidiaries [line items]
Name										Unblock Corporation
Primary business activities										Software development
Country of incorporation										Korea
Percentage of ownership				53.60%				100.00%		100.00%	53.60%
LINE Taiwan Limited [member]
Disclosure of subsidiaries [line items]
Name										LINE Taiwan Limited
Primary business activities										Mobile Service
Country of incorporation										Taiwan
Percentage of ownership										100.00%	100.00%
Line Biz+ Taiwan Limited [Member]
Disclosure of subsidiaries [line items]
Name										Line Biz+ Taiwan Limited
Primary business activities										Payment Service
Country of incorporation										Taiwan
Percentage of ownership										70.00%	100.00%
LFG Holding limited [member]
Disclosure of subsidiaries [line items]
Name										LFG HOLDINGS LIMITED
Primary business activities										Character goods business
Country of incorporation										Hong Kong (China)
Percentage of ownership										100.00%	100.00%
LINE Financial Asia Corporation Limited [member]
Disclosure of subsidiaries [line items]
Name										LINE Financial Asia Corporation Limited
Primary business activities										Financial related service
Country of incorporation										Hong Kong (China)
Percentage of ownership										100.00%
LINE Company (Thailand) Limited [member]
Disclosure of subsidiaries [line items]
Name										LINE Company (Thailand) Limited
Primary business activities										e-commerce
Country of incorporation										Thailand
Percentage of ownership										50.00%	50.00%
LINE SOUTHEAST ASIA CORP.PTE.LTD [member]
Disclosure of subsidiaries [line items]
Name										LINE SOUTHEAST ASIA CORP.PTE.LTD
Primary business activities										Software development and mobile payment service
Country of incorporation										Singapore
Percentage of ownership										100.00%	100.00%
LINE VIETNAM JOINT STOCK COMPANY [member]
Disclosure of subsidiaries [line items]
Name										LINE VIETNAM JOINT STOCK COMPANY
Primary business activities										Portal site operation
Country of incorporation										Vietnam
Percentage of ownership			72.60%				98.80%			98.80%	72.60%